Annual Fund Operating Expenses - Nationwide Geneva Mid Cap Growth Fund	Mar. 01, 2021
Class A Shares
Operating Expenses:
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.20%
Class C Shares
Operating Expenses:
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.94%
Class R6 Shares
Operating Expenses:
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.84%
Institutional Service Class Shares
Operating Expenses:
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.97%